Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Jan. 02, 2010 Determination of a primary beneficiary item	Jan. 02, 2010 Deconsolidation of variable interest entity	Dec. 31, 2009 VIEs Determination of a primary beneficiary Previously reported item
Variable interest entities
Number of VIEs			10
Number of entities with variable interests deconsolidated	10
Assets of VIEs, deconsolidated			$ 79.7
Liabilities of VIEs, deconsolidated			6.5
Charge, net of tax, to beginning retained earnings		$ 15.9